Document And Entity Information	Aug. 14, 2023
Document Information [Line Items]
Entity, Registrant Name	NEXTPLAT CORP
Document, Type	8-K
Document, Period End Date	Aug. 14, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-40447
Entity, Tax Identification Number	65-0783722
Entity, Address, Address Line One	3250 Mary St.
Entity, Address, Address Line Two	Suite 410
Entity, Address, City or Town	Coconut Grove
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33133
City Area Code	305
Local Phone Number	560-5355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001058307
CommonStockParValue00001 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	NXPL
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	NXPLW
Security Exchange Name	NASDAQ